UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22245
                                                    -----------

                      First Trust Exchange-Traded Fund III
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: October 31
                                              ------------

                    Date of reporting period: July 31, 2014
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS
JULY 31, 2014 (UNAUDITED)

                                                                              STATED          STATED
     SHARES                     DESCRIPTION                                    RATE          MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
$20 PAR PREFERRED SECURITIES - 0.0%

                  REAL ESTATE INVESTMENT TRUSTS - 0.0%
             633  Equity Commonwealth ..................................        7.50%        11/15/19    $        12,844
                                                                                                         ---------------
                  TOTAL $20 PAR PREFERRED SECURITIES...................................................           12,844
                  (Cost $13,055)                                                                         ---------------

$25 PAR PREFERRED SECURITIES - 51.4%

                  BANKS - 15.1%
          14,978  Barclays Bank PLC, Series 2 ..........................        6.63%          (a)               379,842
          12,015  Barclays Bank PLC, Series 3 ..........................        7.10%          (a)               308,305
           6,309  Barclays Bank PLC, Series 4 ..........................        7.75%          (a)               162,583
          16,844  Barclays Bank PLC, Series 5 ..........................        8.13%          (a)               434,407
          13,137  Citigroup, Inc., Series J (b).........................        7.13%          (a)               358,771
          40,066  Citigroup, Inc., Series K (b).........................        6.88%          (a)             1,076,573
          33,130  Fifth Third Bancorp, Series I (b).....................        6.63%          (a)               891,528
          48,663  First Niagara Financial Group., Inc., Series B (b)....        8.63%          (a)             1,408,794
          11,382  FNB Corp. (b).........................................        7.25%          (a)               310,729
           2,589  HSBC Holdings PLC, Series 2 ..........................        8.00%          (a)                70,084
          11,288  HSBC USA, Inc., Series H .............................        6.50%          (a)               284,909
           7,134  JPMorgan Chase & Co., Series W .......................        6.30%          (a)               177,066
          32,665  Lloyds Banking Group PLC .............................        7.75%        07/15/50            868,236
          45,588  PNC Financial Services Group, Inc., Series P (b)......        6.13%          (a)             1,241,361
           6,900  Regions Financial Corp., Series B (b).................        6.38%          (a)               175,605
          20,567  Royal Bank of Scotland Group PLC, Series M ...........        6.40%          (a)               503,275
          21,140  Royal Bank of Scotland Group PLC, Series S ...........        6.60%          (a)               518,564
           5,067  Royal Bank of Scotland Group PLC, Series T ...........        7.25%          (a)               127,536
           4,453  Santander Finance Preferred SAU, Series 10 ...........       10.50%          (a)               114,086
          42,927  US Bancorp, Series F (b)..............................        6.50%          (a)             1,217,410
                                                                                                         ---------------
                                                                                                              10,629,664
                                                                                                         ---------------

                  CAPITAL MARKETS - 9.2%
           6,976  Affiliated Managers Group, Inc. ......................        6.38%        08/15/42            175,516
          30,297  Apollo Investment Corp. ..............................        6.63%        10/15/42            754,395
          15,406  Apollo Investment Corp. ..............................        6.88%        07/15/43            382,531
             800  Ares Capital Corp. ...................................        7.00%        02/15/22             20,360
           4,533  Ares Capital Corp. ...................................        5.88%        10/01/22            116,634
          14,983  BGC Partners, Inc. ...................................        8.13%        06/15/42            407,088
           7,899  Deutsche Bank Capital Funding Trust IX ...............        6.63%          (a)               201,109
          75,982  Goldman Sachs Group, Inc., Series K (b)...............        6.38%          (a)             1,944,379
          39,353  Morgan Stanley (b)....................................        6.88%          (a)             1,047,183
          12,923  Morgan Stanley, Series E (b)..........................        7.13%          (a)               356,158
          21,140  Morgan Stanley, Series G .............................        6.63%          (a)               534,631
           6,675  Raymond James Financial, Inc. ........................        6.90%        03/15/42            176,554


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2014 (UNAUDITED)

                                                                              STATED          STATED
     SHARES                     DESCRIPTION                                    RATE          MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
$25 PAR PREFERRED SECURITIES (CONTINUED)

                  CAPITAL MARKETS (CONTINUED)
          15,645  State Street Corp., Series D (b)......................        5.90%          (a)       $       403,172
                                                                                                         ---------------
                                                                                                               6,519,710
                                                                                                         ---------------

                  DIVERSIFIED FINANCIAL SERVICES - 4.8%
          16,876  Allied Capital Corp. .................................        6.88%        04/15/47            421,563
          32,768  Citigroup Capital XIII (b)............................        7.88%        10/30/40            887,685
           5,820  Countrywide Capital IV ...............................        6.75%        04/01/33            147,828
          19,442  ING Groep N.V. .......................................        7.05%          (a)               499,465
          12,625  ING Groep N.V. .......................................        7.20%          (a)               325,599
          24,907  KKR Financial Holdings LLC ...........................        8.38%        11/15/41            697,894
          15,837  KKR Financial Holdings LLC, Series A .................        7.38%          (a)               405,427
                                                                                                         ---------------
                                                                                                               3,385,461
                                                                                                         ---------------

                  ELECTRIC UTILITIES - 0.7%
          19,432  SCE Trust III (b).....................................        5.75%          (a)               503,094
                                                                                                         ---------------

                  FOOD PRODUCTS - 2.5%
          65,827  CHS, Inc., Series 2 (b)...............................        7.10%          (a)             1,779,962
                                                                                                         ---------------

                  INSURANCE - 13.3%
          42,577  Aegon N.V. ...........................................        8.00%        02/15/42          1,206,206
          13,436  American Financial Group, Inc. .......................        7.00%        09/30/50            350,008
           6,833  Arch Capital Group Ltd., Series C ....................        6.75%          (a)               184,491
          33,626  Aspen Insurance Holdings Ltd. (b).....................        5.95%          (a)               836,615
          58,087  Aspen Insurance Holdings Ltd. (b).....................        7.40%          (a)             1,556,731
          53,216  Aviva PLC ............................................        8.25%        12/01/41          1,506,013
          53,944  Endurance Specialty Holdings Ltd., Series A ..........        7.75%          (a)             1,411,175
          32,629  Hartford Financial Services Group, Inc. (b)...........        7.88%        04/15/42            970,060
          11,628  Montpelier Re Holdings Ltd., Series A ................        8.88%          (a)               316,398
          13,120  PartnerRe Ltd., Series E .............................        7.25%          (a)               347,942
          26,066  Reinsurance Group of America, Inc. (b)................        6.20%        09/15/42            706,389
                                                                                                         ---------------
                                                                                                               9,392,028
                                                                                                         ---------------

                  MULTI-UTILITIES - 1.9%
          23,723  Dominion Resources, Inc., Series A ...................        8.38%        06/15/64            609,681
          27,609  Integrys Energy Group, Inc. (b).......................        6.00%        08/01/73            710,380
                                                                                                         ---------------
                                                                                                               1,320,061
                                                                                                         ---------------

                  REAL ESTATE INVESTMENT TRUSTS - 3.9%
          29,724  American Realty Capital Properties, Inc., Series F ...        6.70%          (a)               691,083
           1,024  Duke Realty Corp., Series K ..........................        6.50%          (a)                25,835
           6,213  Duke Realty Corp., Series L ..........................        6.60%          (a)               157,500
          11,628  DuPont Fabros Technology, Inc., Series A .............        7.88%          (a)               295,933
           2,432  DuPont Fabros Technology, Inc., Series B .............        7.63%          (a)                61,797
           7,980  EPR Properties, Series F .............................        6.63%          (a)               196,308
           5,309  Hospitality Properties Trust, Series D ...............        7.13%          (a)               135,273
          12,132  MFA Financial, Inc. ..................................        8.00%        04/15/42            311,792
           6,232  National Retail Properties, Inc., Series D ...........        6.63%          (a)               156,735


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2014 (UNAUDITED)

                                                                              STATED          STATED
     SHARES                     DESCRIPTION                                    RATE          MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
$25 PAR PREFERRED SECURITIES (CONTINUED)

                  REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
           6,869  Regency Centers Corp., Series 6 ......................        6.63%          (a)       $       177,907
          22,336  Vornado Realty L.P. ..................................        7.88%        10/01/39            568,675
                                                                                                         ---------------
                                                                                                               2,778,838
                                                                                                         ---------------
                  TOTAL $25 PAR PREFERRED SECURITIES...................................................       36,308,818
                  (Cost $36,306,252)                                                                     ---------------

$100 PAR PREFERRED SECURITIES - 2.2%

                  BANKS - 1.1%
           7,500  CoBank ACB, Series F (b) (c)..........................        6.25%          (a)               779,531
                                                                                                         ---------------

                  ELECTRIC UTILITIES - 0.8%
           5,284  Southern California Edison Co., Series A (d)..........        4.67%          (a)               541,557
                                                                                                         ---------------

                  INSURANCE - 0.3%
           2,500  Principal Financial Group, Inc., Series A (b).........        5.56%          (a)               255,500
                                                                                                         ---------------
                  TOTAL $100 PAR PREFERRED SECURITIES..................................................        1,576,588
                  (Cost $1,586,268)                                                                      ---------------

$1,000 PAR PREFERRED SECURITIES - 2.7%

                  BANKS - 1.4%
             933  Santander Finance Preferred SAU, Series 11 (b)........       10.50%          (a)               977,784
                                                                                                         ---------------

                  REAL ESTATE INVESTMENT TRUSTS - 1.3%
             700  Sovereign Real Estate Investment Trust (e)............       12.00%          (a)               929,751
                                                                                                         ---------------
                  TOTAL $1,000 PAR PREFERRED SECURITIES................................................        1,907,535
                  (Cost $1,909,814)                                                                      ---------------


      PAR                                                                     STATED          STATED
     AMOUNT                            DESCRIPTION                             RATE          MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
CAPITAL PREFERRED SECURITIES - 39.2%

                  BANKS - 20.1%
$        600,000  Banco Bilbao Vizcaya Argentaria S.A. (b)..............        9.00%          (a)               663,000
       1,000,000  Banco do Brasil S.A. (b) (c)..........................        9.00%          (a)               972,700
       1,092,566  Barclays PLC (b)......................................        6.63%          (a)             1,081,285
         500,000  Barclays PLC (b)......................................        8.25%          (a)               531,000
         500,000  Citigroup, Inc., Series M (b).........................        6.30%          (a)               504,126
         715,000  Credit Agricole S.A. (b)..............................        8.38%          (a)               839,231
         500,000  Dresdner Funding Trust I .............................        8.15%        06/30/31            602,500
       1,500,000  Fuerstenberg Capital International Sarl & Cie
                     SECS (b)...........................................       10.25%          (a)             1,570,725
       1,000,000  JPMorgan Chase & Co., Series S (b)....................        6.75%          (a)             1,072,500
       1,000,000  Lloyds Bank PLC (b)...................................       12.00%          (a)             1,470,000


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2014 (UNAUDITED)

      PAR                                                                     STATED          STATED
     AMOUNT                            DESCRIPTION                             RATE          MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
CAPITAL PREFERRED SECURITIES (CONTINUED)

                  BANKS (CONTINUED)
$        500,000  Lloyds Banking Group PLC (b)..........................        6.27%          (a)       $       515,000
       1,000,000  Natixis (b)...........................................       10.00%          (a)             1,195,000
       1,000,000  Royal Bank of Scotland Group PLC, Series U (b)........        7.64%          (a)             1,067,500
       1,000,000  Societe Generale S.A. (b).............................        7.88%          (a)             1,046,500
       1,000,000  Zions Bancorporation, Series J (b)....................        7.20%          (a)             1,070,000
                                                                                                         ---------------
                                                                                                              14,201,067
                                                                                                         ---------------

                  CAPITAL MARKETS - 2.4%
       1,000,000  Credit Suisse Group AG (b) (c)........................        7.50%          (a)             1,100,000
         600,000  Credit Suisse Group AG (b) (c)........................        6.25%          (a)               602,640
                                                                                                         ---------------
                                                                                                               1,702,640
                                                                                                         ---------------

                  DIVERSIFIED FINANCIAL SERVICES - 1.4%
       1,000,000  Glen Meadow Pass Through Trust (b) (c)................        6.51%        02/12/67            992,500
                                                                                                         ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 1.5%
       1,000,000  Koninklijke KPN N.V. (b) (c)..........................        7.00%        03/28/73          1,047,500
                                                                                                         ---------------

                  ELECTRIC UTILITIES - 1.7%
       1,000,000  Enel SpA (b) (c)......................................        8.75%        09/24/73          1,185,000
                                                                                                         ---------------

                  INDEPENDENT POWER AND RENEWABLE ELECTRICITY
                        PRODUCERS - 1.6%
       1,000,000  AES Gener S.A. (b) (c)................................        8.38%        12/18/73          1,126,000
                                                                                                         ---------------

                  INSURANCE - 10.5%
       1,000,000  Aquarius + Investments PLC for Swiss Reinsurance Co.,
                     Ltd. (b) ..........................................        8.25%          (a)             1,119,000
       1,000,000  Aviva PLC ............................................        8.25%          (a)             1,130,241
         500,000  Catlin Insurance Co., Ltd. (b)........................        7.25%          (a)               518,750
         500,000  Cloverie PLC for Zurich Insurance Co., Ltd. (b).......        8.25%          (a)               578,813
         500,000  CNP Assurances (b)....................................        7.50%          (a)               559,300
       1,000,000  Friends Life Holdings PLC (b).........................        7.88%          (a)             1,125,106
       1,000,000  Genworth Holdings, Inc. (b)...........................        6.15%        11/15/66            912,500
         600,000  La Mondiale SAM (b)...................................        7.63%          (a)               668,520
         300,000  Prudential PLC (b)....................................       11.75%          (a)               310,905
         500,000  XL Group PLC, Series E (b)............................        6.50%          (a)               491,250
                                                                                                         ---------------
                                                                                                               7,414,385
                                                                                                         ---------------
                  TOTAL CAPITAL PREFERRED SECURITIES...................................................       27,669,092
                  (Cost $26,743,158)                                                                     ---------------


   PRINCIPAL                                                                  STATED          STATED
     VALUE                             DESCRIPTION                            COUPON         MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
CORPORATE BONDS AND NOTES - 0.8%

                  BANKS - 0.8%
         500,000  Banco Internacional del Peru SAA (b) (c)..............        6.63%        03/19/29            536,100
                                                                                                         ---------------
                  TOTAL CORPORATE BONDS AND NOTES......................................................          536,100
                  (Cost $500,000)                                                                        ---------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2014 (UNAUDITED)

     SHARES                                            DESCRIPTION                                            VALUE
----------------  -------------------------------------------------------------------------------------  ---------------
CLOSED-END FUNDS - 1.2%

                  CAPITAL MARKETS - 1.2%
          37,183  Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc...........................  $       823,975
                                                                                                         ---------------
                  TOTAL CLOSED-END FUNDS...............................................................          823,975
                  (Cost $839,027)                                                                        ---------------

                  TOTAL INVESTMENTS - 97.5%............................................................       68,834,952
                  (Cost $67,897,574) (f)

                  NET OTHER ASSETS AND LIABILITIES - 2.5%..............................................        1,786,750
                                                                                                         ---------------
                  NET ASSETS - 100.0%..................................................................  $    70,621,702
                                                                                                         ===============

-----------------------------

(a)   Perpetual maturity.

(b) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2014. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(c) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by Stonebridge Advisors LLC the Fund's sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2014, securities noted as such amounted to $8,341,971 or 11.81% of net assets.

(d) Floating rate security. The interest rate shown reflects the rate in effect at July 31, 2014.

(e) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Quarterly Portfolio of Investments).

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,435,431 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $498,053.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2014 (UNAUDITED)

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of July 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                  LEVEL 2       LEVEL 3
                                                       TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                      VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
INVESTMENTS                                          7/31/2014       PRICES        INPUTS        INPUTS
--------------------------------------------------  ------------  ------------  ------------  ------------
$20 Par Preferred Securities*.....................  $     12,844  $     12,844  $         --  $         --
$25 Par Preferred Securities*.....................    36,308,818    36,308,818            --            --
$100 Par Preferred Securities*....................     1,576,588     1,576,588            --            --
$1,000 Par Preferred Securities
   Banks..........................................       977,784       977,784            --            --
   Real Estate Investment Trusts..................       929,751            --       929,751            --
Capital Preferred Securities*.....................    27,669,092            --    27,669,092            --
Corporate Bonds and Notes*........................       536,100            --       536,100            --
Closed-End Funds*.................................       823,975       823,975            --            --
                                                    ------------  ------------  ------------  ------------
Total Investments.................................  $ 68,834,952  $ 40,629,760  $ 28,205,192  $         --
                                                    ============  ============  ============  ============


* See the Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of July 31, 2014, the Fund transferred $25 par preferred securities valued at $177,450 from Level 2 to Level 1 and transferred $100 par preferred securities valued at $512,450 from Level 1 to Level 2 of the fair value hierarchy.

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                           JULY 31, 2014 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is a non-diversified open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of two funds that are currently offering shares. This report covers the First Trust Preferred Securities and Income ETF (the "Fund"), which trades under the ticker FPE on the NYSE Arca, Inc.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Market quotations and prices used to value the Fund's investments are primarily obtained from third party pricing services. The Fund's investments are valued as follows:

      Preferred stocks and other equity securities listed on any national or foreign exchange (excluding The NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")), are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Bonds, notes and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the "1933 Act")) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by the Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange.

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                           JULY 31, 2014 (UNAUDITED)


A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the type of security;

            2)    the size of the holding;

            3)    the initial cost of the security;

            4)    transactions in comparable securities;

            5)    price quotes from dealers and/or pricing services;

            6)    relationships among various securities;

            7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

            8)    an analysis of the issuer's financial statements; and

            9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

            1) the value of similar foreign securities traded on other foreign markets;

            2)    ADR trading of similar securities;

            3)    closed-end fund trading of similar securities;

            4)    foreign currency exchange activity;

            5) the trading prices of financial products that are tied to baskets of foreign securities;

            6) factors relating to the event that precipitated the pricing problem;

            7)    whether the event is likely to recur; and

            8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2014, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                           JULY 31, 2014 (UNAUDITED)


C. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of July 31, 2014, the Fund held restricted securities as shown in the following table that Stonebridge Advisors LLC, the sub-advisor, has deemed illiquid pursuant to procedures adopted by the Trust's Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

                                                  ACQUISITION                                 CARRYING                    % OF NET
SECURITY                                              DATE         SHARES        PRICE          COST         VALUE         ASSETS
------------------------------------------------  ------------  ------------  ------------  ------------  ------------  ------------
Sovereign Real Estate Investment Trust, 12.00%       5/12/14         700       $ 1,328.22    $  932,750    $  929,751       1.32%

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS
JULY 31, 2014 (UNAUDITED)

   PRINCIPAL                                                                  STATED          STATED
     VALUE                      DESCRIPTION                                   COUPON         MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
MUNICIPAL BONDS - 95.3%

                  CALIFORNIA - 5.8%
$        245,000  CA St Muni Fin Auth Mobile Home Park Rev Sr Caritas
                     Affordable Hsg Inc. Projs, Ser A ..................       5.00%         08/15/23    $       278,514
         300,000  Golden St Tobacco Securitization Corp. CA Tobacco
                     Settlement Asset-Backed Sr, Ser A-1 ...............       4.50%         06/01/27            266,790
         210,000  La Verne CA Brethren Hillcrest Homes, COP ............       5.00%         05/15/22            234,150
         125,000  Riverside Cnty CA Redev Agy Desert Cmntys Proj Area,
                     Ser D .............................................       5.00%         10/01/20            137,402
         295,000  Rohnert Park CA Cmnty Dev Agy Capital Appreciation
                     Rohnert Redev Proj, NATL-RE .......................        (a)          08/01/20            239,508
                                                                                                         ---------------
                                                                                                               1,156,364
                                                                                                         ---------------

                  COLORADO - 4.8%
         605,000  CO St Hlth Fac Auth Rev Ref Covenant Retirement
                     Cmntys, Ser A .....................................       5.00%         12/01/27            651,428
          55,000  E-470 CO Pub Highway Auth Capital Appreciation Sr,
                     Ser B, NATL-RE ....................................        (a)          09/01/22             41,269
         250,000  Harvest Junction CO Met Dist Ref & Impt ..............       5.00%         12/01/30            266,077
                                                                                                         ---------------
                                                                                                                 958,774
                                                                                                         ---------------

                  CONNECTICUT - 3.0%
         500,000  Connecticut St Ref, Ser C ............................       5.00%         12/15/22            602,985
                                                                                                         ---------------

                  FLORIDA - 8.1%
         250,000  Belle Isle FL Chrt Sch Lease Rev Cornerstone Chrt
                     Academy & Cornerstone Chrt High Sch ...............       5.50%         10/01/22            255,582
         605,000  Broward Cnty FL Fuel Sys Rev Ft Lauderdale Fuel Facs,
                     Ser A, AGM, AMT (b) ...............................       5.00%         04/01/22            706,555
          25,000  Escambia Cnty FL Hlth Facs Auth Baptist Hosp Inc.
                     Proj, Ser A .......................................       5.00%         08/15/19             28,099
         310,000  Florida St Hgr Edl Facs Finl Auth Rev Rollins College
                     Proj ..............................................       5.00%         12/01/24            353,493
         100,000  Orange Cnty FL Hlth Facs Auth Rev Ref Mayflower
                     Retirement Cmnty ..................................       4.00%         06/01/22            103,314
         260,000  Osceola Cnty FL Expressway Sys Rev Sr Lien Poinciana
                     Parkway Proj, Ser B-1, CAB ........................        (a)          10/01/22            181,587
                                                                                                         ---------------
                                                                                                               1,628,630
                                                                                                         ---------------

                  GEORGIA - 2.8%
         500,000  Savannah GA Hosp Auth St Josephs/Candler Hlth Sys
                     Inc., Ser A .......................................       5.50%         07/01/28            572,635
                                                                                                         ---------------

                  GUAM - 1.9%
         325,000  Guam Power Auth Rev Ref, Ser A, AGM (b) ..............       5.00%         10/01/20            379,967
                                                                                                         ---------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2014 (UNAUDITED)

   PRINCIPAL                                                                  STATED          STATED
     VALUE                      DESCRIPTION                                   COUPON         MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
MUNICIPAL BONDS (CONTINUED)

                  ILLINOIS - 2.2%
$        125,000  IL St Fin Auth Rev Centegra Hlth Sys, Ser A .........        5.00%         09/01/22    $       140,702
          25,000  IL St Fin Auth Rev Central Dupage Hlth ..............        5.00%         11/01/27             27,330
         330,000  Kane McHenry Cook & Dekalb Cntys Il Unit Sch Dist #300
                     Unrefunded, AMBAC, CAB ............................        (a)          12/01/21            266,505
                                                                                                         ---------------
                                                                                                                 434,537
                                                                                                         ---------------

                  INDIANA - 1.3%
         235,000  IN St Fin Auth Rev Greencroft Oblig Group, Ser A .....       5.75%         11/15/28            254,282
                                                                                                         ---------------

                  IOWA - 0.5%
         100,000  IA St Fin Auth Midwestern Disaster Area Rev IA
                     Fertilizer Co Proj ................................       5.50%         12/01/22            104,641
                                                                                                         ---------------

                  MARYLAND - 0.8%
         150,000  MD St Econ Dev Corp Econ Dev Rev Transn Facs Proj,
                     Ser A .............................................       5.38%         06/01/25            162,472
                                                                                                         ---------------

                  MASSACHUSETTS - 3.6%
         140,000  MA St Dev Fin Agy Rev Simmons Collateral, Ser H,
                     XLCA ..............................................       5.25%         10/01/26            162,124
         500,000  MA St Edl Fing Auth Ed Loan Rev Issue I, AMT .........       5.00%         01/01/25            551,605
                                                                                                         ---------------
                                                                                                                 713,729
                                                                                                         ---------------

                  MICHIGAN - 1.0%
         175,000  MI St Fin Auth Rev Detroit Sch Dist ..................       5.50%         06/01/21            195,953
                                                                                                         ---------------

                  MISSOURI - 4.2%
         500,000  MO St Hlth & Edl Facs Auth Lutheran Sr Svcs ..........       5.00%         02/01/23            570,030
         250,000  MO St Hlth & Edl Facs Auth Sr Living Facs
                     Lutheran Sr .......................................       5.38%         02/01/35            267,680
                                                                                                         ---------------
                                                                                                                 837,710
                                                                                                         ---------------

                  NEBRASKA - 4.1%
         750,000  Central Plains Energy Proj NE Gas Proj Rev Proj #3 ...       5.00%         09/01/27            821,865
                                                                                                         ---------------

                  NEW JERSEY - 8.2%
         315,000  NJ St Econ Dev Auth Rev Lions Gate Proj...............       4.00%         01/01/20            316,055
          80,000  NJ St Hlth Care Facs Fing Auth Rev Ref Barnabas Hlth,
                     Ser A .............................................       4.63%         07/01/23             88,052
         600,000  NJ St Transit Corp, Ser A, GAN .......................       5.00%         09/15/21            695,880
         500,000  Salem Cnty NJ Pollution Control Fing Auth Chambers
                     Proj, Ser A, AMT ..................................       5.00%         12/01/23            554,365
                                                                                                         ---------------
                                                                                                               1,654,352
                                                                                                         ---------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2014 (UNAUDITED)

   PRINCIPAL                                                                  STATED          STATED
     VALUE                      DESCRIPTION                                   COUPON         MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
MUNICIPAL BONDS (CONTINUED)

                  NEW YORK - 2.1%
$        200,000  Cattaraugus Cnty NY Capital Resource Corp Rev St
                     Bonaventure Univ Proj .............................       5.00%         05/01/23    $       222,728
          85,000  NY St Dorm Auth Revs Non St Supported Debt Pace Univ,
                     Ser A .............................................       5.00%         05/01/23             93,382
         100,000  Suffolk Cnty NY Econ Dev Corp Rev Catholic Hlth
                     Svcs ..............................................       5.00%         07/01/28            110,159
                                                                                                         ---------------
                                                                                                                 426,269
                                                                                                         ---------------

                  NORTH DAKOTA - 1.2%
         225,000  Burleigh Cnty ND Hlth Care Rev St Alexius Med Ctr
                     Proj, Ser A .......................................       5.00%         07/01/22            251,089
                                                                                                         ---------------

                  OHIO - 0.7%
         125,000  Butler Cnty OH Hosp Facs Kettering Hlth Network
                     Oblig .............................................       5.00%         04/01/25            136,974
                                                                                                         ---------------

                  PENNSYLVANIA - 5.6%
         500,000  Beaver Cnty PA Indl Dev Auth Ref Firstenergy Nuclear,
                     Ser B (c) .........................................       3.50%         06/01/20            506,300
         500,000  Middletown PA Sch Dist, Ser A ........................       5.00%         03/01/28            564,030
          50,000  Montgomery Cnty PA Indl Dev Auth Acts Retirement Life
                     Cmntys Ref ........................................       5.00%         11/15/29             53,449
                                                                                                         ---------------
                                                                                                               1,123,779
                                                                                                         ---------------

                  PUERTO RICO - 1.9%
         390,000  Puerto Rico Indl Tourist Edl Med & Envir Control Fac
                     Ref Univ Sacred Heart .............................       5.00%         10/01/22            383,066
                                                                                                         ---------------

                  SOUTH CAROLINA - 5.1%
         745,000  Piedmont SC Muni Power Agy Elec Rev Ref, Ser A-3 .....       5.00%         01/01/23            845,627
         150,000  SC St Jobs Econ Dev Auth Hosp Rev Ref Palmetto Hlth,
                     Ser A, AGM (b) ....................................       5.50%         08/01/24            169,847
                                                                                                         ---------------
                                                                                                               1,015,474
                                                                                                         ---------------

                  SOUTH DAKOTA - 0.2%
          30,000  SD St Hlth & Edl Facs Auth Avera Hlth, Ser B .........       5.50%         07/01/35             32,296
                                                                                                         ---------------

                  TENNESSEE - 3.5%
         600,000  Memphis Shelby Cnty TN Arpt Auth Arpt Rev Ref, Ser B,
                     AMT ...............................................       5.75%         07/01/23            697,128
                                                                                                         ---------------

                  TEXAS - 15.9%
         600,000  Flower Mound TX Spl Assmt Rev River Walk Pub Impt
                     Dist # 1 ..........................................       6.13%         09/01/28            602,994
         500,000  Houston TX Arpt Sys Rev Ref United Airls Inc.
                     Terminal E Proj, AMT ..............................       4.50%         07/01/20            511,960
         100,000  Love Field TX Arpt Modernization Corp Spl Facs Rev
                     Southwest Airls Co Proj ...........................       5.00%         11/01/22            111,942


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2014 (UNAUDITED)

   PRINCIPAL                                                                  STATED          STATED
     VALUE                      DESCRIPTION                                   COUPON         MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
MUNICIPAL BONDS (CONTINUED)

                  TEXAS (CONTINUED)
$        500,000  New Hope Cultural Ed Facs Fin Corp TX Student Hsg Rev
                     CHF Collegiate Hsg Galveston I LLC TX A&M Univ
                     Galveston .........................................       5.00%         04/01/22    $       551,025
         200,000  New Hope Cultural Ed Facs Fin Corp TX Student Hsg Rev
                     CHF Collegiate Hsg Tarleton St Univ Proj, Ser A ...       5.00%         04/01/22            222,256
         455,000  Red River TX Hlth Facs Dev Corp Retirement Fac Rev MRC
                     Crestview, Ser A ..................................       7.75%         11/15/31            535,357
         600,000  TX St Muni Gas Acquisition & Supply Corp III Gas
                     Supply Rev ........................................       5.00%         12/15/24            663,810
                                                                                                         ---------------
                                                                                                               3,199,344
                                                                                                         ---------------

                  WASHINGTON - 4.0%
         155,000  Mason Cnty WA Pub Utility Dist #1 Sys ................       3.50%         12/01/21            155,691
          70,000  Skagit Cnty WA Pub Hosp Dist #1 Ref & Impt, Ser A ....       5.00%         12/01/22             77,949
         500,000  WA St Hlth Care Facs Auth WA Central WA Hlth Svcs ....       6.00%         07/01/19            579,055
                                                                                                         ---------------
                                                                                                                 812,695
                                                                                                         ---------------

                  WISCONSIN - 2.8%
         500,000  WI St Hlth & Edl Facs Auth Rev Ref Marquette Univ ....       5.00%         10/01/28            565,285
                                                                                                         ---------------

                  TOTAL INVESTMENTS - 95.3%............................................................       19,122,295
                  (Cost $19,020,659) (d)

                  NET OTHER ASSETS AND LIABILITIES - 4.7%..............................................          945,682
                                                                                                         ---------------
                  NET ASSETS - 100.0%..................................................................  $    20,067,977
                                                                                                         ===============

(a)  Zero coupon bond.

(b) The following table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the net assets of the fund. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

     ENTITY                                   PERCENTAGE
     ---------------------------------------------------
     Assured Guaranty Municipal Corp.            6.3%
     ---------------------------------------------------

(c) Security has a mandatory put by the holder. Maturity date reflects such put.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $124,373 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $22,737.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2014 (UNAUDITED)


      AGM  Assured Guaranty Municipal Corp.
    AMBAC  American Municipal Bond Assurance Corp.
      AMT  Alternative Minimum Tax
      CAB  Capital Appreciation Bonds
      COP  Certificates of Participation
      GAN  Grant Anticipation Notes
  NATL-RE  National Public Finance Guarantee Corp.
     XLCA  Syncora Guarantee Inc.


VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of July 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                  LEVEL 2       LEVEL 3
                                                       TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                      VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                                                     7/31/2014       PRICES        INPUTS        INPUTS
                                                    ------------  ------------  ------------  ------------
Municipal Bonds*..................................  $ 19,122,295  $         --  $ 19,122,295  $         --
                                                    ============  ============  ============  ============


* See Portfolio of Investments for state breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2014.


                See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                           JULY 31, 2014 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is a non-diversified open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of two funds that are currently offering shares. This report covers the First Trust Managed Municipal ETF (the "Fund"), which trades under the ticker FMB on The NASDAQ(R) Stock Market, LLC.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Market quotations and prices used to value the Fund's investments are primarily obtained from third party pricing services. The Fund's investments are valued as follows:

      Municipal securities and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

      Debt securities having a remaining maturity of sixty days or less when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by the Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the fundamental business data relating to the issuer;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of security;

      4)    the financial statements of the issuer;

      5) the credit quality and cash flow of the issuer, based on the advisor's or external analysis;

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                           JULY 31, 2014 (UNAUDITED)


      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security; and

     10)    other relevant factors.


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2014, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         First Trust Exchange-Traded Fund III
            -------------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: September 19, 2014
     -----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: September 19, 2014
     -----------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: September 19, 2014
     -----------------------

* Print the name and title of each signing officer under his or her signature.